SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS, SUMMARY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

Deutsche Global Macro Fund

Class T shares are not available for purchase.

Please Retain This Supplement for Future Reference

May 8, 2017
PRO_SAISTKR-332